CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2021
CASH AND CASH EQUIVALENTS [Abstract]
CASH AND CASH EQUIVALENTS
NOTE 3:-	CASH AND CASH EQUIVALENTS

The following table presents for each reported period, the breakdown of cash and cash equivalents:

	December 31,
	2021	2020

Cash	$137,050	$115,693
Money market funds	125,064	10
Time deposits	57,205	127,108

Total Cash and cash equivalents	$319,319	$242,811